Label	Element	Value
MFS® U.S. Government Cash Reserve Fund
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Supplement [Text Block]	ck0000798244_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is January 26, 2018. MFS® U.S. Government Cash Reserve Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® U.S. Government Cash Reserve Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, the second sentence in the footnote following the second table in the sub-section entitled "Fees and Expenses" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

MFS Fund Distributors, Inc., has agreed in writing to waive the Class B, Class C, Class R1, Class R2, Class 529B and Class 529C distribution fee to 0.00% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2018.

MFS® U.S. Government Cash Reserve Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
MFS® U.S. Government Cash Reserve Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
MFS® U.S. Government Cash Reserve Fund | B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
MFS® U.S. Government Cash Reserve Fund | C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
MFS® U.S. Government Cash Reserve Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
MFS® U.S. Government Cash Reserve Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018